Derivative and Financial Instruments - Commodity GainLoss (Details) - Commodity Contract [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sales and other operating revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from commodity derivatives	$ 141,000,000	$ 45,000,000	$ 77,000,000
Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from commodity derivatives	4,000,000	7,000,000	0
Purchased commodities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from commodity derivatives	$ (118,000,000)	$ (41,000,000)	$ (61,000,000)